Income Tax (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Tax [Abstract]
Income tax expense	$ 59,068	$ 25,330
Profit before income tax	$ 189,408	$ 70,382